Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions Details Narrative
Office and general expenses	$ 0	$ 20,601	$ 0	$ 30,673		$ 45,269
Salaries expense	$ 7,148	$ 0	$ 12,956	$ 0	$ 48,178